Note 22 - Segmented Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
22.	Segmented information

Operating segments

Upon completion of the Spin-off of FirstService on June 1, 2015, the Residential Real Estate Services and Property Services operating segments of Old FSV were distributed to shareholders. The Commercial Real Estate Services segment was retained and comprises the business of Colliers.

Effective June 1, 2015, Colliers identified three reportable operating segments, which are grouped geographically and based on the manner in which the segments are managed by the chief operating decision maker, which is identified as both the CEO and COO of the Company. Management assesses each segment’s performance based on operating earnings or operating earnings before depreciation and amortization. Corporate includes the costs of global administrative functions and corporate head office.

Included in total assets of the Americas segment at December 31, 2015 is $4,215 (2014 - $2,785) and EMEA segment at December 31, 2015 is $2,023 (2014 - $2,325) are investments in subsidiaries accounted for under the equity method or cost method. The reportable segment information excludes intersegment transactions.

2015

	Americas	EMEA	Asia Pacific	Corporate	Consolidated

Revenues	$889,738	$446,146	$385,123	$979	$1,721,986
Depreciation and amortization	18,100	12,430	5,263	2,831	38,624
Operating earnings (loss)	69,247	38,777	41,092	(68,732)	80,384
Other income, net					1,122
Interest expense, net					(9,039)
Income tax expense					(32,552)
Net earnings from continuing operations					$39,915
Net earnings from discontinued operations					$1,104
Net earnings					$41,019

Total assets	$488,228	$396,789	$176,521	$30,883	$1,092,421
Total additions to long-lived assets	78,124	12,997	4,402	1,677	97,200

2014

	Americas	EMEA	Asia Pacific	Corporate	Consolidated

Revenues	$823,146	$352,363	$405,957	$805	$1,582,271
Depreciation and amortization	14,959	12,371	5,651	3,052	36,033
Operating earnings (loss)	60,473	22,009	47,392	(51,718)	78,156
Other income, net					1,262
Interest expense, net					(7,304)
Income tax expense					(18,205)
Net earnings from continuing operations					$53,909
Net earnings from discontinued operations					$23,807
Net earnings					$77,716

Total assets	$421,423	$425,461	$183,436	$(6,437)	$1,023,883
Total additions to long-lived assets	23,988	134,587	15,763	1,980	176,318

2013

	Americas	EMEA	Asia Pacific	Corporate	Consolidated

Revenues	$716,516	$230,924	$357,731	$1,367	$1,306,538
Depreciation and amortization	14,182	10,463	5,719	2,307	32,671
Operating earnings (loss)	36,459	7,473	36,480	(38,028)	42,384
Other income, net					1,551
Interest expense, net					(8,673)
Income tax expense					(12,381)
Net earnings from continuing operations					$22,881
Net loss from discontinued operations					$3,280
Net earnings					$26,161

Total assets	$386,676	$279,228	$163,041	$4,269	$833,214
Total additions to long-lived assets	12,332	107,564	8,544	2,762	131,202

Geographic information

Revenues in each geographic region are reported by customer locations. Amounts reported in geographic regions other than the United States, Canada, Australia and the United Kingdom are primarily denominated in Euros.

	2015	2014	2013

United States
Revenues	$628,954	$522,641	$442,394
Total long-lived assets	152,326	90,276	96,848

Canada
Revenues	$229,551	$263,215	$253,451
Total long-lived assets	51,473	53,241	48,718

Australia
Revenues	$206,254	$231,029	$199,221
Total long-lived assets	44,936	51,083	44,811

United Kingdom
Revenues	$164,204	$150,933	$103,781
Total long-lived assets	56,076	60,046	8,583

Other
Revenues	$493,023	$414,453	$307,691
Total long-lived assets	184,384	211,478	168,788
			.
Consolidated
Revenues	$1,721,986	$1,582,271	$1,306,538
Total long-lived assets	489,195	466,124	367,748